Operating Segment and Revenue Information - Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 5,788	¥ 7,920
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	2,598	4,200
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	1,003	1,015
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 2,187	¥ 2,705